UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04049

Deutsche Income Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  7/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2014 (Unaudited)

Deutsche Core Fixed Income Fund
(formerly DWS Core Fixed Income Fund)

	Principal Amount ($)	Value ($)
Corporate Bonds 38.2%
Consumer Discretionary 2.1%
Bed Bath & Beyond, Inc.:
4.915%, 8/1/2034	185,000	186,448
5.165%, 8/1/2044	430,000	428,218
Daimler Finance North America LLC, 144A, 1.375%, 8/1/2017 (a)	500,000	498,701
DIRECTV Holdings LLC, 3.8%, 3/15/2022	750,000	768,631
DISH DBS Corp., 5.125%, 5/1/2020	1,500,000	1,530,000
Macy's Retail Holdings, Inc., 4.3%, 2/15/2043	600,000	559,640
Time Warner Cable, Inc., 7.3%, 7/1/2038	300,000	400,106
Viacom, Inc., 5.25%, 4/1/2044	325,000	340,862
Whirlpool Corp., 5.15%, 3/1/2043	150,000	158,787

		4,871,393
Consumer Staples 0.4%
Altria Group, Inc., 10.2%, 2/6/2039	261,000	439,448
Campbell Soup Co., 3.8%, 8/2/2042 (b)	310,000	265,859
Reynolds American, Inc., 4.75%, 11/1/2042	325,000	307,957

		1,013,264
Energy 3.4%
Energy Transfer Partners LP, 4.65%, 6/1/2021	700,000	756,644
GS Caltex Corp., 144A, 3.25%, 10/1/2018 (b)	650,000	665,840
Marathon Petroleum Corp., 6.5%, 3/1/2041	400,000	485,516
Petrobras International Finance Co., 3.875%, 1/27/2016	3,000,000	3,086,670
Petroleos Mexicanos, 3.5%, 1/30/2023	550,000	530,750
Rowan Companies, Inc., 5.85%, 1/15/2044	475,000	493,849
Sunoco Logistics Partners Operations LP, 5.3%, 4/1/2044	400,000	414,088
Transocean, Inc.:
3.8%, 10/15/2022	750,000	727,521
6.375%, 12/15/2021	380,000	433,238
Williams Partners LP, 3.9%, 1/15/2025	455,000	454,937

		8,049,053
Financials 16.8%
AIA Group Ltd., 144A, 2.25%, 3/11/2019	320,000	317,551
American International Group, Inc., 4.5%, 7/16/2044	600,000	592,974
Assured Guaranty U.S. Holdings, Inc., 5.0%, 7/1/2024 (b)	460,000	464,224
Bank of America Corp.:
3.3%, 1/11/2023	1,000,000	977,188
5.75%, 12/1/2017	2,250,000	2,524,135
Blackstone Holdings Finance Co., LLC, 144A, 5.0%, 6/15/2044	225,000	235,651
Capital One NA, 2.95%, 7/23/2021	530,000	523,650
CBL & Associates LP, (REIT), 5.25%, 12/1/2023	250,000	266,598
Citigroup, Inc.:
5.375%, 8/9/2020	2,020,000	2,301,548
6.125%, 11/21/2017	1,000,000	1,135,503
Credit Agricole SA, 144A, 3.875%, 4/15/2024	750,000	755,243
Everest Reinsurance Holdings, Inc., 4.868%, 6/1/2044	625,000	616,823
Fifth Third Bancorp, 5.45%, 1/15/2017	2,082,000	2,275,314
General Electric Capital Corp., Series A, 6.875%, 1/10/2039	500,000	672,886
Hospitality Properties Trust, (REIT), 5.0%, 8/15/2022	750,000	791,540
HSBC Finance Corp., 5.5%, 1/19/2016	2,220,000	2,367,392
Intesa Sanpaolo SpA:
3.125%, 1/15/2016	800,000	820,726
3.875%, 1/15/2019	700,000	726,286
144A, 5.017%, 6/26/2024	1,145,000	1,132,724
Jefferies Group LLC, 6.5%, 1/20/2043	250,000	281,747
JPMorgan Chase & Co., 6.4%, 5/15/2038	750,000	949,996
Legg Mason, Inc., 5.625%, 1/15/2044	500,000	547,716
Loews Corp., 4.125%, 5/15/2043	500,000	466,395
Moody's Corp., 5.25%, 7/15/2044	375,000	387,861
Morgan Stanley:
1.75%, 2/25/2016	700,000	709,189
Series F, 5.625%, 9/23/2019	1,410,000	1,604,484
Omega Healthcare Investors, Inc., (REIT), 144A, 4.95%, 4/1/2024	500,000	514,000
PNC Funding Corp., 5.25%, 11/15/2015	2,750,000	2,905,292
Realty Income Corp., (REIT), 3.25%, 10/15/2022	750,000	732,217
Royal Bank of Scotland Group PLC, 1.875%, 3/31/2017	1,300,000	1,306,400
Santander US Debt SAU, 144A, 3.724%, 1/20/2015	300,000	303,840
Societe Generale SA, 144A, 6.0%, 10/27/2049	1,250,000	1,203,125
The Goldman Sachs Group, Inc.:
2.625%, 1/31/2019	1,400,000	1,405,807
4.8%, 7/8/2044	375,000	373,685
Trinity Acquisition PLC, 6.125%, 8/15/2043	875,000	968,539
U.S. Bank NA, 3.778%, 4/29/2020	4,790,000	4,901,042
Woori Bank Co., Ltd., 144A, 4.75%, 4/30/2024	750,000	757,758

		39,817,049
Health Care 1.2%
Celgene Corp., 3.25%, 8/15/2022	1,500,000	1,494,107
Forest Laboratories, Inc., 144A, 5.0%, 12/15/2021	800,000	871,200
Mylan, Inc., 5.4%, 11/29/2043	450,000	485,451

		2,850,758
Industrials 0.9%
Masco Corp., 6.125%, 10/3/2016	2,000,000	2,180,260
Information Technology 0.3%
Hewlett-Packard Co., 6.0%, 9/15/2041	500,000	568,724
Materials 3.5%
Air Products & Chemicals, Inc., 3.35%, 7/31/2024	1,000,000	990,273
Anglo American Capital PLC, 144A, 4.125%, 9/27/2022	1,000,000	1,009,074
Barrick North America Finance LLC, 5.75%, 5/1/2043	500,000	514,085
Celulosa Arauco y Constitucion SA, 144A, 4.5%, 8/1/2024	430,000	429,072
Cliffs Natural Resources, Inc., 3.95%, 1/15/2018 (b)	545,000	551,708
Corp Nacional del Cobre de Chile, REG S, 7.5%, 1/15/2019	200,000	241,032
Glencore Funding LLC, 144A, 4.125%, 5/30/2023	750,000	748,260
Goldcorp, Inc., 3.625%, 6/9/2021	500,000	506,391
International Paper Co., 4.75%, 2/15/2022	2,000,000	2,178,760
The Mosaic Co., 5.625%, 11/15/2043	500,000	562,160
Yamana Gold, Inc., 144A, 4.95%, 7/15/2024	580,000	580,136

		8,310,951
Telecommunication Services 4.0%
AT&T, Inc., 2.625%, 12/1/2022	1,500,000	1,430,388
Bharti Airtel International Netherlands BV, 144A, 5.125%, 3/11/2023	3,000,000	3,101,550
Telefonica Emisiones SAU, 5.134%, 4/27/2020	800,000	886,683
Verizon Communications, Inc.:
3.45%, 3/15/2021	1,900,000	1,938,853
5.15%, 9/15/2023	1,030,000	1,139,876
6.55%, 9/15/2043	400,000	502,340
Vodafone Group PLC, 4.375%, 2/19/2043	500,000	474,446

		9,474,136
Utilities 5.6%
Dominion Resources, Inc., Series D, 8.875%, 1/15/2019	1,500,000	1,908,069
Electricite de France SA, 144A, 4.875%, 1/22/2044	375,000	400,886
Empresa de Energia de Bogota SA ESP, 144A, 6.125%, 11/10/2021	3,000,000	3,225,000
FirstEnergy Transmission LLC, 144A, 4.35%, 1/15/2025	1,000,000	1,008,551
Israel Electric Corp., Ltd., 144A, 5.625%, 6/21/2018	3,000,000	3,198,000
Majapahit Holding BV, 144A, 8.0%, 8/7/2019	3,000,000	3,566,250

		13,306,756

Total Corporate Bonds (Cost $88,594,797)		90,442,344
Mortgage-Backed Securities Pass-Throughs 21.3%
Federal Home Loan Mortgage Corp.:
3.0%, 3/1/2027	819,915	846,251
3.5%, with various maturities from 6/1/2028 until 9/1/2042	4,266,476	4,388,769
4.5%, with various maturities from 12/1/2040 until 4/1/2041	5,540,049	5,960,097
5.0%, 12/1/2040	473,348	520,978
5.5%, 6/1/2039	268,627	298,711
6.0%, 11/1/2038	880,676	987,113
7.5%, 2/1/2035	523,678	615,913
Federal National Mortgage Association:
3.0%, 12/1/2042	1,775,150	1,742,143
3.5%, 11/1/2042	2,536,715	2,586,755
4.5%, with various maturities from 12/1/2040 until 11/1/2043	4,612,539	4,995,291
5.0%, with various maturities from 12/1/2039 until 11/1/2041	4,564,890	5,067,576
5.5%, with various maturities from 2/1/2031 until 2/1/2042	2,365,322	2,641,564
6.0%, 8/1/2024	428,405	470,695
6.5%, with various maturities from 5/1/2023 until 4/1/2037	851,337	940,320
Government National Mortgage Association:
3.0%, with various maturities from 7/15/2042 until 8/15/2042	1,998,299	2,002,826
3.5%, 8/1/2042 (a)	13,000,000	13,394,063
4.5%, 7/15/2040	319,610	348,912
5.5%, 6/15/2038	331,272	369,653
6.5%, with various maturities from 12/15/2023 until 7/15/2039	1,922,736	2,178,251

Total Mortgage-Backed Securities Pass-Throughs (Cost $50,909,453)		50,355,881
Asset-Backed 4.8%
Automobile Receivables 0.2%
CPS Auto Receivables Trust, "D", Series 2012-A, 144A, 8.59%, 6/17/2019	438,513	445,438
Miscellaneous 4.6%
Domino's Pizza Master Issuer LLC, "A2", Series 2012-1A, 144A, 5.216%, 1/25/2042	2,415,625	2,574,194
GoldenTree Loan Opportunities VI Ltd., "B", Series 2012-6A, 2.583% *, 4/17/2022	2,000,000	2,000,996
ING IM CLO Ltd.:
"A2", Series 2013-1A, 144A, 2.034% *, 4/15/2024	2,000,000	1,953,956
"A2", Series 2012-4A, 144A, 2.484% *, 10/15/2023	2,500,000	2,500,227
Magnetite CLO Ltd., "A2A", Series 2012-7A, 144A, 2.484% *, 1/15/2025	2,000,000	2,000,434

		11,029,807

Total Asset-Backed (Cost $11,517,981)		11,475,245
Commercial Mortgage-Backed Securities 1.3%
BAMLL Commercial Mortgage Securities Trust, "C", Series 2014-ICTS, 144A, 1.6%, 6/15/2028	1,000,000	1,001,862
Hilton U.S.A. Trust, "CFX", Series 2013-HLT, 144A, 3.714%, 11/5/2030	2,000,000	2,039,994

Total Commercial Mortgage-Backed Securities (Cost $3,040,859)		3,041,856
Collateralized Mortgage Obligations 6.0%
Federal Home Loan Mortgage Corp.:
"PZ", Series 4094, 3.0%, 8/15/2042	1,337,344	1,165,810
"AI", Series 3763, Interest Only, 3.5%, 6/15/2025	919,672	84,461
"PI", Series 3773, Interest Only, 3.5%, 6/15/2025	399,915	38,608
"AI", Series 3730, Interest Only, 4.0%, 11/15/2028	364,553	27,004
"UA", Series 4298, 4.0%, 2/15/2054	1,436,002	1,465,765
"6", Series 233, Interest Only, 4.5%, 8/15/2035	765,661	133,169
"SG", Series 3859, Interest Only, 6.548% **, 11/15/2039	4,028,202	661,819
Federal National Mortgage Association:
"SD", Series 2003-129, Interest Only, 6.845% **, 1/25/2024	2,717,679	388,426
"YI", Series 2008-36, Interest Only, 7.045% **, 7/25/2036	4,652,406	880,634
"SN", Series 2003-7, Interest Only, 7.595% **, 2/25/2033	3,880,417	748,274
"S", Series 2003-2, Interest Only, 7.595% **, 2/25/2033	1,319,341	265,949
Government National Mortgage Association:
"DI", Series 2014-102, Interest Only, 3.5%, 7/16/2029	14,000,000	1,671,250
"MZ", Series 2014-81, 3.5%, 6/16/2044	3,855,196	3,458,158
"AI", Series 2009-125, Interest Only, 4.5%, 3/20/2035	1,756,019	86,005
"PI", Series 2009-76, Interest Only, 6.0%, 3/16/2039	1,823,243	292,865
"SB", Series 2014-81, 15.794% *, 6/20/2044	933,088	1,000,604
NCUA Guaranteed Notes, "1A", Series 2010-R1, 0.607% *, 10/7/2020	1,368,370	1,375,265
Wells Fargo Mortgage Backed Securities Trust, "1A2", Series 2003-L, 2.49% *, 11/25/2033	555,120	562,324

Total Collateralized Mortgage Obligations (Cost $14,677,248)		14,306,390
Government & Agency Obligations 31.1%
Other Government Related (c) 1.4%
Sberbank of Russia:
144A, 4.95%, 2/7/2017	3,000,000	2,981,250
Series 4, REG S, 5.499%, 7/7/2015	400,000	408,564

		3,389,814
Sovereign Bonds 0.8%
Federative Republic of Brazil, 2.625%, 1/5/2023	1,500,000	1,371,000
Republic of Poland, 5.0%, 3/23/2022	350,000	389,812

		1,760,812
U.S. Government Sponsored Agency 0.9%
Federal Home Loan Mortgage Corp., 6.75%, 3/15/2031	1,500,000	2,150,286
U.S. Treasury Obligations 28.0%
U.S. Treasury Bills:
0.006% ***, 8/14/2014 (d)	125,000	125,000
0.03% ***, 12/11/2014 (d)	339,000	338,944
U.S. Treasury Bonds:
Zero Coupon, 8/15/2042	1,325,000	505,354
3.5%, 2/15/2039	3,600,000	3,769,877
3.75%, 11/15/2043	4,330,000	4,698,725
4.5%, 2/15/2036	600,000	730,500
U.S. Treasury Notes:
0.375%, 4/30/2016	13,900,000	13,890,770
0.875%, 4/15/2017 (b)	8,000,000	7,995,000
1.0%, 9/30/2016	1,000,000	1,007,656
1.625%, 6/30/2019 (b)	3,674,000	3,651,324
2.5%, 5/15/2024 (b)	5,347,000	5,321,099
2.75%, 11/15/2023	5,700,000	5,818,007
2.75%, 2/15/2024	18,050,000	18,388,438

		66,240,694

Total Government & Agency Obligations (Cost $73,150,244)		73,541,606
Municipal Bonds and Notes 1.8%
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018	3,237,605	3,348,979
Nashville & Davidson County, TN, Metropolitan Government, Convention Center Authority Revenue, Build America Bonds, Series A2, 7.431%, 7/1/2043	750,000	983,843

Total Municipal Bonds and Notes (Cost $3,987,606)		4,332,822

	Shares	Value ($)
Securities Lending Collateral 7.9%
Daily Assets Fund Institutional, 0.10% (e) (f) (Cost $18,609,355)	18,609,355	18,609,355
Cash Equivalents 1.6%
Central Cash Management Fund, 0.06% (e) (Cost $3,792,532)	3,792,532	3,792,532

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $268,280,075) †	114.0	269,898,031
Other Assets and Liabilities, Net	(14.0)	(33,239,850)

Net Assets	100.0	236,658,181

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of July 31, 2014.

**	These securities are shown at their current rate as of July 31, 2014.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $268,280,636.  At July 31, 2014, net unrealized appreciation for all securities based on tax cost was $1,617,395.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $3,903,305 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,285,910.

(a)	When-issued or delayed delivery security included.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2014 amounted to $18,149,564, which is 7.7% of net assets.

(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At July 31, 2014, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

NCUA: National Credit Union Administration
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

REIT: Real Estate Investment Trust
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At July 31, 2014, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

U.S. Treasury Long Bond	USD	9/19/2014	38	5,221,438	29,613

At July 31, 2014, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year U.S. Treasury Note	USD	9/19/2014	170	21,183,594	57,807
5 Year U.S. Treasury Note	USD	9/30/2014	110	13,071,953	65,107
Ultra Long U.S. Treasury Bond	USD	9/19/2014	40	6,033,750	(99,750)
Total net unrealized appreciation					23,164

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (g)
Corporate Bonds	$—	$90,442,344	$—	$90,442,344
Mortgage-Backed Securities Pass-Throughs	—	50,355,881	—	50,355,881
Asset-Backed	—	11,475,245	—	11,475,245
Commercial Mortgage-Backed Securities	—	3,041,856	—	3,041,856
Collateralized Mortgage Obligations	—	14,306,390	—	14,306,390
Government & Agency Obligations	—	73,541,606	—	73,541,606
Municipal Bonds and Notes	—	4,332,822	—	4,332,822
Short-Term Investments (g)	22,401,887	—	—	22,401,887
Derivatives (h)
Futures Contracts	152,527	—	—	152,527

Total	$22,554,414	$247,496,144	$—	$270,050,558

Liabilities
Derivatives (h)
Futures Contracts	$(99,750)	$—	$—	$(99,750)

Total	$(99,750)	$—	$—	$(99,750)

There have been no transfers between fair value measurement levels during the period ended July 31, 2014.

(g)	See Investment Portfolio for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2014 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Interest Rate Contracts	$52,777

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Core Fixed Income Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	9/22/2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	9/22/2014